EARNINGS (LOSS) PER ORDINARY SHARE - Basic (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic
Earnings (Loss) (U.S. dollars in thousands)	$ 23,916	$ (71,669)	$ (97,744)
Weighted average number of ordinary shares outstanding during the period (in thousands)	2,591,222,000	616,299,000	465,273,000
Basic earnings (loss) per share (U.S. dollars)	$ 0.01	$ (0.12)	$ (0.21)
Ordinary shares underlying warrants excluded from diluted earnings (loss) per share	508,836,400
Ordinary shares underlying options excluded from diluted earnings (loss) per share	38,940,330
Ordinary shares underlying RSUs excluded from diluted earnings (loss) per share	71,209,560